INVESTMENTS - Equity Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Net investment gains (losses) recognized during the period on securities held at the end of the period	$ (3)	$ 2
Net investment gains (losses) recognized on securities sold during the period	0	0
Unrealized and realized gains (losses) on equity securities	$ (3)	$ 2	$ 0